ROBIN WAGNER
                                                              Vice President and
                                                       Associate General Counsel
[AXA EQUITABLE LOGO]                                              (212) 314-3962
                                                             Fax: (212) 707-7954


VIA EDGAR

                                                                October 20, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Separate Account A
          File Nos. 333-81501 and 811-01705
          CIK 0000089024


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of supplement to prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/Robin Wagner
                                        ------------------------
                                           Robin Wagner


                      THE EQUITABLE LIFE ASSURANCE SOCIETY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104